Summary of Available-for-Sale Marketable Securities by Asset Type (Detail) - USD ($) $ in Thousands	May 31, 2019	May 31, 2018
Debt Securities, Available-for-sale [Line Items]
Available-for-Sale Debt Securities, Amortized Cost	$ 24,905	$ 23,994
Available-for-Sale Debt Securities, Gross Unrealized Gains	415	82
Available-for-Sale Debt Securities, Gross Unrealized Losses	(311)	(560)
Available-for-Sale Debt Securities, Fair Value (Net Carrying Amount)	25,009	23,516
Equity Securities, Amortized Cost		145,956
Equity Securities, Gross Unrealized Gains		2,566
Equity Securities, Gross Unrealized Losses		(3,967)
Equity Securities, Fair Value (Net Carrying Amount)	87,500	144,555
Total Securities, Amortized Cost		169,950
Total Securities, Gross Unrealized Gains		2,648
Total Securities, Gross Unrealized Losses		(4,527)
Total Securities, Fair Value (Net Carrying Amount)		$ 168,071
Foreign
Debt Securities, Available-for-sale [Line Items]
Equity Securities, FV-NI, Type [Extensible List]		us-gaap:MutualFundMember
Equity Securities, Amortized Cost		$ 46,123
Equity Securities, Gross Unrealized Gains		1,839
Equity Securities, Gross Unrealized Losses		(1,197)
Equity Securities, Fair Value (Net Carrying Amount)		$ 46,765
Domestic
Debt Securities, Available-for-sale [Line Items]
Equity Securities, FV-NI, Type [Extensible List]		us-gaap:MutualFundMember
Equity Securities, Amortized Cost		$ 99,833
Equity Securities, Gross Unrealized Gains		727
Equity Securities, Gross Unrealized Losses		(2,770)
Equity Securities, Fair Value (Net Carrying Amount)		97,790
U.S. Treasury and other government
Debt Securities, Available-for-sale [Line Items]
Available-for-Sale Debt Securities, Amortized Cost	24,483	23,562
Available-for-Sale Debt Securities, Gross Unrealized Gains	372	39
Available-for-Sale Debt Securities, Gross Unrealized Losses	(308)	(552)
Available-for-Sale Debt Securities, Fair Value (Net Carrying Amount)	24,547	23,049
Corporate bonds
Debt Securities, Available-for-sale [Line Items]
Available-for-Sale Debt Securities, Amortized Cost	422	432
Available-for-Sale Debt Securities, Gross Unrealized Gains	43	43
Available-for-Sale Debt Securities, Gross Unrealized Losses	(3)	(8)
Available-for-Sale Debt Securities, Fair Value (Net Carrying Amount)	$ 462	$ 467